FORM N-23C-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23C-3

1.           Investment Company Act File Number:                                 811-22782
Date of Notification:                                                                June 2, 2014

2.           Exact name of investment company as specified in registration statement:

EGA Frontier Diversified Core Fund

3.           Address of principal executive office:

171 East Ridgewood Ave., Ridgewood, NJ 07450

4.           Check one of the following:

A.  [X]                      The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.  [   ]                      The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.  [   ]                      The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:           /s/ Robert C. Holderith

Name:      Robert C. Holderith

Title:        President

Repurchase Offer Notice

June 2, 2014

Dear EGA Frontier Diversified Core Fund Shareholder:

You are not required to sell any of your shares during this Repurchase Offer.  This notification is a reminder that your Fund has a quarterly share repurchase program.  The Fund’s next offer to repurchase a portion of its outstanding shares will begin on June 9, 2014.  If you do not wish to sell back any of your shares at this time, you do not need to do anything.

EGA Frontier Diversified Core Fund’s extends a quarterly repurchase offer to provide liquidity to shareholders since shares of this closed-end interval fund are not redeemable daily and do not trade on an exchange.  Shareholders can sell fund shares only during one of the Fund’s scheduled repurchase offer periods.

The current Repurchase Offer period begins on June 9, 2014.  Please note, the Repurchase Request Deadline is June 23, 2014.  This means that if you wish to sell any of your fund shares during this tender period, you must complete the enclosed Repurchase Request Form and submit it to EGA Frontier Diversified Core Fund c/o BNY Mellon Investment Servicing (US), Inc., the Fund’s Transfer Agent, at the address shown on the enclosed form no later than by 4 p.m. Eastern time on June  23, 2014.

For informational purposes only, the Fund’s NAV was $28.23 on May 30, 2014.  Please note, the  Repurchase Pricing Date is June 30, 2014.

You may, of course, remain invested in the Fund.  If you do not wish to sell at this time, kindly disregard this notice.

Sincerely,

EGA Global Advisors, LLC

/s/Robert C. Holderith
Robert C. Holderith
President

155 West 19th Street  | New York NY, 10011 | +1888.800.4EGS(4347)

www.emergingglobaladvisors.com

EGA Frontier Diversified Core Fund

REPURCHASE OFFER TERMS

Please refer to the Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.

1)
THE OFFER. EGA Frontier Diversified Core Fund (the “Fund”) is offering to repurchase for cash up to twenty-five percent (25%) of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, and the related Repurchase Request Form. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2)
REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by BNY Mellon Investment Servicing (US), Inc., the Fund’s Transfer Agent, at its office in Providence by 4:00 p.m. Eastern time on the Repurchase Request Deadline. Repurchase requests submitted to the Transfer Agent must be sent to the addresses specified in this Repurchase Offer.

3)
REPURCHASE PRICING DATE. The repurchase price of the shares will be the NAV per share as of the close of the NYSE on the date on which the repurchase price of the shares will be determined. The Fund has determined that the Repurchase Pricing Date may occur no later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day. Within such 14-day period, the Fund may use an earlier Repurchase Pricing Date under certain circumstances. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s Net Asset Values per share may fluctuate between those dates.

4)
NET ASSET VALUES. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different.) The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a repurchase request. Please call Emerging Global Advisors, at 1-888-800-4347 for the Fund’s current Net Asset Value.  Shares held far less than one year will be subject to a 2% early tender fee, as discussed in Section 10 below.

5)	PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made in cash no later than 7 days after the Repurchase Pricing Date.

6)
PRO RATA REPURCHASES. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own fewer than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

7)
WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8)
SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER  The Fund may not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not “interested persons” of the Fund, as defined in the 1940 Act (Independent Trustees), vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; (b) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.  The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.

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9)
TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of Shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund after all Shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10)
EARLY TENDER FEES. The Fund will impose an early tender fee of up to 2% on tender proceeds if you tender your Shares within one year of purchase. The early tender fee will be retained by the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.  The early tender fee is imposed on a first-in, first-out basis, which means that you will tender Shares in the order of their purchase.  Shares acquired through the reinvestment of dividends and distributions are not subject to early tender fees.

11)
PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, BNY Mellon Investment Servicing (US), Inc., Emerging Global Advisors, LLC, (the Fund’s investment adviser), ALPS Distributors, Inc., (the Fund’s distributor), nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.  Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund’s current Net Asset Values per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call Emerging Global Advisors, LLC at 1-888-800-4347.

The prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

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EGA Frontier Diversified Core Fund
Repurchase Request Form
Please mail this completed form to:
Regular Mail	Overnight Delivery	Questions?
EGA Frontier Diversified Core Fund c/o BNY Mellon Investment Servicing PO Box 9682 Providence, RI 02940-9682	EGA Frontier Diversified Core Fund c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581	Call Shareholder Services at: 1-888-345-3270
To the EGA Frontier Diversified Core Fund: I/we hereby tender the EGA Frontier Diversified Core Fund (“the Fund”) shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer. I/we understand that if any shares repurchased are subject to an Early Tender Fee, that charge will be deducted from the proceeds of the repurchased shares.

1.Account Information
EGA Frontier Diversified Core Fund Account Number:

Name(s) of Registered Shareholders (Please fill in exactly as appears on your most recent fund statement)

Social Security Number or Taxpayer ID Number:
Daytime Phone Number:

2.Instructions for Shares to be tendered for repurchase (Please check only one box)
* Full Tender of All Shares
By checking this box I/we are requesting the Fund to repurchase all shares from the account listed above.  I/We also understand that some of these shares, if purchased less than 12 months ago, may be subject to an Early Tender Fee, which will be deducted from the proceeds.

* Partial Tender of Shares:
By checking this box I/we are requesting the Fund to repurchase a specified number shares from the account listed above.  I/we also understand that some of these shares, if purchased less than 12 months ago, may be subject to an Early Tender Fee, which will be deducted from the proceeds.

(Number of Shares)
* Partial Tender of Shares (Dollar Amount)
By checking this box I/we are requesting the Fund to repurchase enough shares from your account listed above so that I/we will receive the specified dollar amount.  I/We also understand that some of these shares, if purchased less than 12 months ago, may be subject to an Early Tender Fee. In this case, I/we authorize the Fund to repurchase enough shares to provide the net proceeds requested.

(Dollar amount)

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Repurchase Request Form
3.Payment options (Please check only one box)

* Please mail a check, payable to the Registered Shareholder(s) at the address on record	By checking this box I/we are requesting a check be made out and sent to the registered holder(s) of the shares at the address of record for this account.

* Please wire the proceeds to the bank on file
By checking this box I/we are requesting the Fund wire any repurchase proceeds to the bank information already on file for this account. This information was provided on the EGA Frontier Diversified Core Fund New Account Application.

If no payment option is selected, the fund will mail a check, payable to the Registered Shareholder(s) at the address on record
4.signature and certification (All registered owners of Joint Accounts must sign)

By signing this form, I certify that I have received, read, and agree to the terms of the prospectus for the EGA Frontier Diversified Core Fund and I have full authority and legal capacity to tender shares of the Fund

Required by Federal tax law to avoid backup withholding:
By signing, I certify under penalties of perjury that:
    1)  The number shown on this form is my correct taxpayer identification number and
    2)  I am not subject to backup withholding because (a) I am exempt from backup withholding or
         (b) I have not been notified by the IRS that I am subject to backup withholding as a result of failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding, and
    3)  I am a U.S. person (including a U.S. resident alien).
    4)  The FATCA code(s) entered on this form (if any) indicating that I am exempt from FATCA reporting is correct.

Certification Instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Name (First, Middle Initial, Last)    Title       Signature      Date

Name (First, Middle Initial, Last)    Title       Signature      Date

FOR PARTNERSHIPS AND TRUSTS (even if you are the sole Trustee)
The undersigned certify that they are all the general partner/trustees of the Shareholder and that they have done the following under authority of the Shareholder’s Partnership Agreement/Trust Instrument: (1) empowered the general partner/trustee executing this Repurchase Request to do so on behalf of the Shareholder; (2) empowered the above-named Authorized Person(s) to execute securities transactions for the Shareholder on the terms described above, and (3) authorized the Secretary to certify  the names of the general partners/trustees of the Shareholder and to notify EGA Frontier Diversified Core Fund when changes in trustees occur.

Name (First, Middle Initial, Last)    Title       Signature      Date

Name (First, Middle Initial, Last)       Title       Signature      Date

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